Pension and Other Postretirement Benefits (Tables)	6 Months Ended
Jun. 30, 2026
Defined Benefit Plan Disclosure [Line Items]
Schedule of components of net periodic benefit costs
Presented in the table below are the components of net periodic benefit costs:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Components of net periodic pension benefit cost:
Service cost	$4	$4	$7	$7
Interest cost	21	22	41	43
Expected return on plan assets	(23)	(23)	(46)	(45)
Amortization of prior service credit	(1)	(1)	(1)	(2)
Amortization of actuarial loss	4	6	8	11

Net periodic pension benefit cost	$5	$8	$9	$14

Components of net periodic other postretirement benefit credit:
Interest cost	3	3	$6	$6
Expected return on plan assets	(3)	(3)	(6)	(6)
Amortization of prior service credit	(7)	(8)	(13)	(16)

Net periodic other postretirement benefit credit	$(7)	$(8)	$(13)	$(16)